The Preferred Group of Mutual Funds
                              First Financial Plaza
                             411 Hamilton Boulevard
                             Peoria, Illinois 61602


                                                              November 5, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: The Preferred Group of Mutual Funds (File Nos. 33-46479, 811-06602)

Ladies and Gentlemen:

         On behalf of The Preferred Group of Mutual Funds (the "Trust"), the undersigned hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 would not have differed from those included in Post- Effective Amendment No. 13 to the Trust's Registration Statement, as filed electronically with the Securities and Exchange Commission on October 28, 1997.

                                    THE PREFERRED GROUP OF MUTUAL FUNDS

                                    By:   FRED L. KAUFMAN
                                            Fred L. Kaufman
                                            Vice President and Treasurer